INCOME TAXES	12 Months Ended
May. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES
5.	INCOME TAXES

For the years ended May 31, 2015 and 2014, the components of income tax benefit (expense) consist of the following:

	Year Ended May 31, 2015	Year Ended May 31, 2014
Current:
Federal	$0	$0
State	0	0

Deferred:
Federal	3,951,000	4,028,000
State	697,000	711,000
Tax credits	219,000	185,000
Permanent timing difference	(2,997,000)	(2,999,000)
Increase in valuation allowance	(1,870,000)	(1,925,000)
Income tax benefit	$0	$0

Income tax as a percentage of income for the year ended May 31, 2015 and 2014 differ from statutory federal income tax rates due to the following:

	Year Ended May 31, 2015	Year Ended May 31, 2014
Statutory federal income tax rate	(34)%	(34)%
State income taxes, net of federal income tax impact	(6)%	(6)%
Change in valuation allowance	16%	17%
Permanent timing differences	26%	25%
General business credit/other	(2)%	(2)%
	0%	0%

The components of the net deferred tax asset as of May 31, 2015 and 2014 are as follows:

	May 31, 2015	May 31, 2014
Assets:
Net operating losses	$23,200,000	$21,550,000
General business credit	2,759,000	2,540,000
Deferred tax assets	25,959,000	24,090,000
Liability:
Gross deferred tax asset	25,959,000	24,090,000
Less valuation allowance	(25,959,000)	(24,090,000)
Deferred tax asset, net of valuation allowance	$0	$0

The gross deferred tax assets have been fully offset by a valuation allowance and has no uncertain tax positions to be disclosed.

Internal Revenue Code Section 382 places a limitation on the amount of taxable income that can be offset by carryforwards after a change in control. As a result of these provisions, utilization of the NOL and tax credit carryforwards may be limited. Most of the deferred tax asset of net operating loss carryforwards and tax credits are subject to a Section 382 limitation on the amount to be utilized in a given year. The years May 31, 2012 through 2015 remain subject to examination by the relevant tax authorities.

The Company is subject to U.S. federal income tax as well as income taxes of state jurisdiction. The Company is not currently under examination by any Federal or state jurisdiction. The federal statute of limitations and state are opened from inception forward. Management believes that the accrual for tax liabilities is adequate for all open years. This assessment relies on estimates and assumptions and may involve a series of complex judgments about future events. On the basis of present information, it is the opinion of the Company’s management that there are no pending assessments that will result in a material adverse effect on the Company’s financial statements over the next twelve months. The Company recognizes any interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses for all periods presented. The Company has not recorded any material interest or penalties during any of the years presented.